Accounts Receivables	12 Months Ended
Oct. 31, 2022
Accounts Receivables [Abstract]
ACCOUNTS RECEIVABLES

NOTE 5 – ACCOUNTS RECEIVABLES

Accounts receivables, net is comprised of the following:

	October 31, 2022	October 31, 2021
Accounts receivables	45,100	6,566
Allowance for doubtful accounts	(5,753)	-
Total, net	39,347	6,566

	October 31, 2022	October 31, 2021
Accounts receivables-related parties	354,857	547,865
Allowance for doubtful accounts	(139,911)	(18,458)
Total, net	214,946	529,407

The following is a summary of the activity in the allowance for doubtful accounts:

	October 31, 2022	October 31, 2021
Balance at beginning of year	18,458	53,727
Provision	143,003	-
Charge-offs	-	-
Recoveries	-	(37,591)
Effect of translation adjustment	(15,797)	2,322
Balance at end of year	145,664	18,458

Bad debt expense (recoveries) was $143,003, ($37,591) and $11,474 for the years ended October 31, 2022, 2021 and 2020, respectively.